Equity-Based Compensation - Summary of Nonvested Restricted Stock Units (Detail) (Nonvested RSUs [Member], USD $)	12 Months Ended
Dec. 31, 2013
Nonvested RSUs [Member]
Summary of Service-Based Restricted Stock Units
Nonvested at beginning of the year, RSUs	534,875
Granted, RSUs	377,000
Vested, RSUs	(374,113)
Forfeited, RSUs	(168,197)
Nonvested at end of period, RSUs	369,565
Nonvested at beginning of year, Weighted-average Grant-Date Fair Value	$ 9.99
Granted, Weighted-average Grant-Date Fair Value	$ 10.97
Vested, Weighted-average Grant-Date Fair Value	$ 9.97
Forfeited, Weighted-average Grant-Date Fair Value	$ 9.88
Nonvested at end of period, Weighted-average Grant-Date Fair Value	$ 11.05